SUPPLEMENT TO THE PROSPECTUS
The date of this supplement is December 13, 2017.
MFS® Lifetime® Income Fund

Effective February 1, 2018, the sub-sections entitled "Fees and Expenses" and "Example" under the main heading "Summary of Key Information" are restated in their entirety as follows:
Fees and Expenses
This table describes the fees and expenses that you may pay when you buy and hold shares of the fund. Investors may also pay commissions or other fees to their financial intermediary when they buy and hold shares of the fund, which are not reflected below. Expenses for Class 529A, Class 529B, and Class 529C shares have been adjusted to reflect current fee arrangements.
You may qualify for sales charge reductions if, with respect to Class A or Class 529A shares, you and certain members of your family invest, or agree to invest in the future, at least $100,000 in MFS Funds, and, with respect to Class T shares, you invest at least $250,000 in the fund. More information about these and other waivers and reductions is available from your financial intermediary and in "Sales Charges and Waivers and Reductions" on page 14 and "Appendix A – Waivers and Reductions of Sales Charges" on page A-1 of the fund's prospectus.

Shareholder Fees (fees paid directly from your investment):
Share Class	A	T	B	C	I	R1	R2	R3	R4	R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.25%	2.50%	None	None	None	None	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	1.00%#	None	4.00%	1.00%	None	None	None	None	None	None

Shareholder Fees (fees paid directly from your investment):
Share Class	529A	529B	529C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.25%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None	4.00%	1.00%

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Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Share Class	A	T	B	C	I	R1	R2	R3	R4	R6
Management Fee	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Distribution and/or Service (12b-1) Fees	0.25%	0.25%	1.00%	1.00%	None	1.00%	0.50%	0.25%	None	None
Other Expenses	0.24%	0.24%	0.24%	0.24%	0.24%	0.24%	0.24%	0.24%	0.24%	0.14%
Acquired (Underlying) Fund Fees and Expenses	0.56%	0.56%	0.56%	0.56%	0.56%	0.56%	0.56%	0.56%	0.56%	0.56%
Total Annual Fund Operating Expenses	1.05%	1.05%	1.80%	1.80%	0.80%	1.80%	1.30%	1.05%	0.80%	0.70%
Fee Reductions, Expense Reimbursements and/or MFS Payments[1]	(0.24)%	(0.24)%	(0.24)%	(0.24)%	(0.24)%	(0.24)%	(0.24)%	(0.24)%	(0.24)%	(0.24)%
Total Annual Fund Operating Expenses After Fee Reductions, Expense Reimbursements and/or MFS Payments	0.81%	0.81%	1.56%	1.56%	0.56%	1.56%	1.06%	0.81%	0.56%	0.46%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Share Class	529A	529B	529C
Management Fee	0.00%	0.00%	0.00%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%
Other Expenses	0.29%	0.29%	0.29%
Acquired (Underlying) Fund Fees and Expenses	0.56%	0.56%	0.56%
Total Annual Fund Operating Expenses	1.10%	1.85%	1.85%
Fee Reductions, Expense Reimbursements and/or MFS Payments[1]	(0.24)%	(0.24)%	(0.24)%
Total Annual Fund Operating Expenses After Fee Reductions, Expense Reimbursements and/or MFS Payments	0.86%	1.61%	1.61%

#       This contingent deferred sales charge (CDSC) applies to shares purchased without an initial sales charge and redeemed within 18 months of purchase.
1	Massachusetts Financial Services Company ("MFS") has agreed in writing to bear the fund's expenses, excluding program management fees, management fees, distribution and service fees, interest, taxes, extraordinary expenses, brokerage and transaction costs, investment-related expenses, and fees and expenses associated with investments in investment companies and other similar investment vehicles, or make payment to the fund, such that "Other Expenses" do not exceed 0.00% of the class' average daily net assets annually for each of Class A, Class T, Class B, Class C, Class 529A, Class 529B, Class 529C, Class I, Class R1, Class R2, Class R3, and Class R4 shares, and (0.10)% of the class' average daily net assets annually for Class R6 shares. This written agreement will continue until modified by the fund's Board of Trustees, but such agreement will continue until at least August 31, 2019.

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Example

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Class A Shares	$504	$708	$944	$1,620
Class T Shares	$331	$538	$778	$1,466
Class B Shares assuming
redemption at end of period	$559	$829	$1,139	$1,886
no redemption at end of period	$159	$529	$939	$1,886
Class C Shares assuming
redemption at end of period	$259	$529	$939	$2,084
no redemption at end of period	$159	$529	$939	$2,084
Class I Shares	$57	$217	$406	$954
Class 529A Shares	$509	$723	$970	$1,675
Class 529B Shares assuming
redemption at end of period	$564	$844	$1,165	$1,941
no redemption at end of period	$164	$544	$965	$1,941
Class 529C Shares assuming
redemption at end of period	$264	$544	$965	$2,137
no redemption at end of period	$164	$544	$965	$2,137
Class R1 Shares	$159	$529	$939	$2,084
Class R2 Shares	$108	$374	$676	$1,534
Class R3 Shares	$83	$296	$542	$1,248
Class R4 Shares	$57	$217	$406	$954
Class R6 Shares	$47	$185	$351	$834
Effective February 1, 2018, the Performance Table under the sub-section entitled "Performance Information" under the main heading "Summary of Key Information" is restated follows:
Average Annual Total Returns
(For the Periods Ended December 31, 2016)

Share Class	1 YEAR	5 YEARS	10 YEARS
Returns Before Taxes
T Shares	2.40%	3.91%	4.68%
B Shares	0.25%	3.31%	4.33%
C Shares	3.26%	3.64%	4.16%
I Shares	5.29%	4.70%	5.21%
529A Shares	0.55%	3.48%	4.44%
529B Shares	0.23%	3.26%	4.27%
529C Shares	3.24%	3.61%	4.12%
R1 Shares	4.25%	3.66%	4.18%
R2 Shares	4.77%	4.16%	4.67%
R3 Shares	5.03%	4.44%	4.94%
R4 Shares	5.29%	4.68%	5.20%
R6 Shares	5.59%	4.76%	5.24%
A Shares	0.57%	3.52%	4.47%
Returns After Taxes on Distributions
A Shares	(0.71)%	2.55%	3.36%
Returns After Taxes on Distributions and Sale of Fund Shares
A Shares	0.71%	2.38%	3.11%
Index Comparisons (Reflects no deduction for fees, expenses, or taxes)
Bloomberg Barclays U.S. Aggregate Bond Index	2.65%	2.23%	4.34%
MFS Lifetime Income Fund Blended Index	4.62%	4.93%	5.24%

Effective February 1, 2018, the third paragraph in the sub-section entitled "Investment Adviser" under the main heading entitled "Management of the Fund" is restated in its entirety as follows:
MFS has agreed in writing to bear the fund's expenses, excluding program management fees, management fees, distribution and service fees, interest, taxes, extraordinary expenses, brokerage and transaction costs, investment-related expenses, and fees and expenses associated with investments in investment companies and other similar investment vehicles, or make payment to the fund, such that "Other Expenses" do not exceed 0.00% of the class' average daily net assets annually for each of Class A, Class T, Class B, Class C, Class 529A, Class 529B, Class 529C, Class I, Class R1, Class R2, Class R3, and Class R4 shares, and (0.10)% of the class' average daily net assets annually for Class R6 shares. This written agreement will continue until modified by the fund's Board of Trustees, but such agreement will continue until at least August 31, 2019.  During the term of this agreement, Class R6 shares will receive payments from MFS in excess of its "Other Expenses" in an amount equal to at least 0.10% of the class' average daily net assets.
Effective immediately, the second paragraph in the sub-section entitled "Program Manager(s)" under the main heading entitled "Management of the Fund" is restated as follows:
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Under the Master 529 Administrative Services Agreement, the fund pays MFD an annual fee of up to 0.05% of the average daily net assets attributable to each 529 share class. MFD pays all or a portion of this fee to third parties.
Effective February 1, 2018, the sub-section entitled "Class A and Class 529A Shares" in the sub-section entitled "Sales Charges and Waivers and Reductions" under the main heading entitled "Description of Share Classes" is restated in its entirety as follows:
Class A and Class 529A Shares.  You may purchase Class A and Class 529A shares at the offering price (which includes the applicable initial sales charge).
The amount of the initial sales charge you pay when you buy Class A or Class 529A shares differs depending upon the amount you invest, as follows:

	INITIAL SALES CHARGE AS PERCENTAGE OF:
Amount of Purchase	GROSS PURCHASE AMOUNT (OFFERING PRICE*)	NET AMOUNT INVESTED
Less than $100,000	4.25%	4.44%
$100,000 but less than $250,000	3.25%	3.36%
$250,000 but less than $500,000	2.25%	2.30%
$500,000 or more	None	None

*
Offering price is calculated by dividing the net asset value of a share by the difference between 1 and the initial sales charge percentage. Because the offering price is rounded to two decimal places, actual sales charges you pay may be more or less than those calculated using these percentages.

You may purchase Class A and Class 529A shares without an initial sales charge when you invest $500,000 or more in Class A and Class 529A shares. However, for Class A shares purchased without an initial sales charge, for purchasers other than Employer Retirement Plans, a CDSC of 1% will generally be deducted from your redemption proceeds if you redeem within 18 months of purchase.
Effective February 1, 2018, the third paragraph in the sub-section entitled "Financial Intermediary Compensation" under the main heading entitled "Description of Share Classes" is restated as follows:
Financial intermediaries may receive up-front commissions of up to the following percentage amounts for sales of the following share classes:

SHARE CLASS	UP FRONT COMMISSION AS A PERCENTAGE OF OFFERING PRICE
Class A or Class 529A	4.25%
Class T	2.50%
Class B or Class 529B	3.75%
Class C or Class 529C	1.00%

Effective February 1, 2018, the section entitled "Class A, Class T, Class B, and Class C shares." in the sub-section entitled "How to Purchase Shares" under the main heading "How to Purchase, Redeem, and Exchange Shares" is restated in its entirety as follows:

Class A, Class T, Class B, and Class C Shares.  You can establish an account by having your financial intermediary process your purchase or by contacting MFSC directly.
Purchases of Class B shares are subject to a total account value limitation at the time of purchase of $99,999, and purchases of Class C shares are subject to a total account value limitation at the time of purchase of $499,999. If your existing accounts for all share classes held with the MFS funds have a total value equal to $99,999 for Class B share purchases or $499,999 for Class C share purchases, you will not be able to purchase Class B or Class C shares, as applicable. For the purpose of determining your total account value, existing accounts for all share classes held with the MFS funds that are linked under a Letter of Intent or Right of Accumulation will be included.
The fund or its agents may at their discretion accept a purchase request for Class B shares or Class C shares that would otherwise exceed the total account value limitation of $99,999 and $499,999, respectively, under certain circumstances, including purchases by certain types of group or sponsored retirement plans.

Effective February 1, 2018, the section entitled "529 Share Classes." in the sub-section entitled "How to Purchase Shares" under the main heading "How to Purchase, Redeem, and Exchange Shares" is restated in its entirety as follows:

529 Share Classes.  You can establish an account by having your financial intermediary process your purchase or by contacting MFSC directly.
Purchases of Class 529B shares are subject to a total account value limitation at the time of purchase of $99,999, and purchases of Class 529C shares are subject to a total account value limitation at the time of purchase of $499,999. If your existing accounts for all share classes held with the MFS funds have a total value equal to $99,999 for Class 529B share purchases or $499,999 for Class 529C share purchases, you will not be able to purchase Class 529B or Class 529C shares, as applicable. For the purpose of determining your total account value, existing accounts for all share classes held with the MFS funds that are linked under a Letter of Intent or Right of Accumulation will be included.
In addition, the Internal Revenue Code of 1986, as amended, and tuition programs impose a maximum total contribution limitation for designated beneficiaries on behalf of whom assets under tuition programs are held, which may result in a limitation on your ability to purchase the fund's 529 share classes. Please see the program description for details concerning the maximum contribution limitation and its application. An account owner of a newly-established account under a tuition program in which the designated

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beneficiary is age 12 or older will not be permitted to purchase Class 529B shares, unless the newly established account results from a transfer of registration from another MFS fund account. Please see the program description for details and additional restrictions.

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